Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions

Note 3 – Related Party Transactions

Note payable, related party

From 2023 through 2024, the Company’s Chief Executive Officer (CEO) loaned the Company working capital. The balance outstanding, totaling $146,432 at both September 30, 2025 and December 31, 2024, is due on demand and accrues interest at 3% per annum. Accrued but unpaid interest relating to the loan totaled $4,350 and $1,064 as of September 30, 2025 and December 31, 2024, respectively, and is included in accrued interest on the accompanying condensed consolidated balance sheets. See Note 9 – Subsequent Events – Notes payable, related party for repayment of notes.

Other

As of September 30, 2025 and December 31, 2024, $136,105 and $64,105, respectively, were payable to Titan Advisory Services LLC (“Titan”), a company wholly owned by our Chief Financial Officer, pursuant to a Master Services Agreement (“MSA”) dated December 31, 2022. Under the MSA, Titan provides executive finance and corporate support services to the Company, including service by Saleem Elmasri as Chief Financial Officer.

JUPITER NEUROSCIENCES, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

Note 3 – Related Party Transactions, continued

Equity Instruments Exchanged for Accrued Compensation

In March 2024, in exchange for the issuance of 49,605 stock options, with a strike price of $1.33, and 7,500 restricted stock units (“RSUs”), a former executive relinquished his right to receive $100,000 of previously accrued, but unpaid compensation The grant date fair value of the stock options and RSUs totaled $60,000, resulting a $40,000 gain, which is included other income in the accompanying 2024 statement of operations.

Note 3 – Related Party Transactions

The Company’s Chief Executive Officer (CEO) has loaned the Company working capital since inception. The balance of the loans to the CEO as of December 31, 2024 and 2023 was $146,432 and $358,479, respectively. The loan is due on demand and accrues interest at 3% per year. Accrued interest relating to the loan was $1,064 and $11,308 as of December 31, 2024 and 2023, respectively, and is included in accrued interest on the accompanying balance sheets. The Company repaid a total of $100,000 during the year ended December 31, 2024, $83,880 in principal and $16,120 in accrued interest.

JUPITER NEUROSCIENCES, INC.

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 and 2023

Note 3 – Related Party Transactions, continued

During the year ended December 31, 2023, an employee loaned the Company $25,000. The balance of the loan as of December 31, 2024 and 2023, was $0 and $25,000, respectively. The loan is due on demand and accrues interest at 3% per year. Accrued interest related to the loan was $0 and $723 as of December 31, 2024 and 2023, respectively, and is included in accrued interest on the accompanying balance sheet. The Company repaid a total of $26,422 during the year ended December 31, 2024, $25,000 in principal and $1,421 in accrued interest.

Accrued compensation includes partially accrued salaries to executives since inception. Since inception, executive salaries have been paid in cash when the Company’s cash flow has permitted such payment. During 2020, the Company began consistently paying salaries at 50% of the salaries reflected in the respective employment agreements. As of September 2021, the Company began paying full salaries. Throughout 2022, the Company returned to paying partial salaries and by November 2022 the Company stopped paying 100% salaries in an effort to conserve cash.

On September 29, 2023, various employees and board members agreed to forgive accrued compensation in the amount of $4,189,626. In exchange of the forgiveness the Company issued an aggregate of 2,353,661 stock options with an exercise price of $1.33 and an aggregate of 1,399,834 restricted stock units with a grant date value of $1.33 in exchange for the aggregate forgiveness of compensation in the amount of $4,189,626. Additionally, the Company agreed to a bonus of $513,013 for the employees and a bonus of $70,200 to the board members, to be paid upon the occurrence of a successful IPO in exchange for the forgiveness of the afore-mentioned accrued compensation.

On December 18, 2023, various employees and board members agreed to amend the accrued compensation debt forgiveness dated September 29, 2023. Pursuant to the amendment the cash bonuses of $513,013 for the employees and a bonus of $70,200 to the board members agreed to on September 29, 2023, were forgiven, and no cash will be paid upon a successful IPO. In addition, the options issued in connection with the forgiveness dated September 29, 2023, have been amended to vest fully on the effective date of the new amendment. In addition, the restricted stock unit issued in connection with the forgiveness dated September 29, 2023, were terminated and replaced with 1,399,834 restricted stock units that vest upon the earlier occurrence of the initial public offering or a change of control of the Company. In exchange for the forgiveness of the accrued bonuses the Company issued an aggregate of 289,294 stock options with an exercise price of $1.33 and an aggregate of 218,703 restricted stock units with a grant date value of $1.33 in exchange for the aggregate forgiveness of compensation in the amount of $583,213.

On March 15, 2024, a former executive agreed to forgive $100,000 of accrued compensation in exchange for 49,605 options to purchase common stock and 7,500 restricted stock units, The options to purchase common stock have a strike price of $1.33. The option had a grant date fair value of $50,000. The Company recorded a gain on the forgiveness of accrued compensation in the amount of $40,000.

On April 29, 2024, the Company, the Holder of the Note II and the CEO entered into an amendment in which the CEO agrees to exchange 685,867 shares issued to the Holder in exchange for his related party notes that accrued interest at 3% that are due from the Company in an aggregate principal amount of $266,667 and the Holder agreed to forfeit all rights to all additional future shares from the Company that would of become due upon a qualified offering as well as the conversion option. Therefore, the principal amount of the note was increased to $1,377,778 and the exchange debt follows the requirements of Note II. See Note 5 – Convertible Debt and Derivative liability – Senior Secured Note – Formerly known as the Convertible Debt I for more details.

JUPITER NEUROSCIENCES, INC.

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 and 2023